Segment Information	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information

Operations for the Company are managed via two segments - Personal Care (wet shave, skin care, feminine care and infant care) and Household Products (battery and portable lighting products). Segment performance is evaluated based on segment operating profit, exclusive of general corporate expenses, share-based compensation costs, costs associated with most restructuring initiatives including the 2013 restructuring detailed below, acquisition integration or business realignment activities, and amortization of intangible assets. Financial items, such as interest income and expense, are managed on a global basis at the corporate level. The exclusion from segment results of charges such as other acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management's view on how it evaluates segment performance.

The Company's operating model includes a combination of stand-alone and combined business functions between the Personal Care and Household Products businesses, varying by country and region of the world. Shared functions include product warehousing and distribution, various transaction processing functions, and in some countries, a combined sales force and management. The Company applies a fully allocated cost basis, in which shared business functions are allocated between the segments. Such allocations are estimates, and also do not represent the costs of such services if performed on a stand-alone basis.

For the fiscal year ended September 30, 2013, the Company recorded $139.3 in restructuring charges related to its 2013 restructuring. The 2013 restructuring charges were reported on a separate line in the Consolidated Statements of Earnings and Comprehensive Income. In addition, pre-tax costs of $5.2, for the twelve months ended September 30, 2013, associated with certain information technology enablement activities related to our restructuring initiatives were included in SG&A on the Consolidated Statement of Earnings and Comprehensive Income. Also, pre-tax costs of $6.1, for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as part of our restructuring, were included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring initiative. In fiscal 2012 the Company recored $7.3 of costs associated with consulting activities related to the 2013 restructuring plan. See Note 3 of the Notes to Consolidated Financial Statements.

In fiscal 2013, the Company approved and communicated changes to certain pension and post-retirement benefits. Effective January 1, 2014, the pension benefit earned to date by active participants under the legacy Energizer U.S. pension plan will be frozen and future service benefits will no longer be accrued under this retirement program. Additionally, and also effective on December 31, 2013, certain post-retirement medical and life insurance benefits will be terminated. As a result of these actions, the Company recorded pre-tax pension and post-retirement benefit gains of $107.6 for the twelve months ended September 30, 2013. The collective gain resulting from these actions was reported on a separate line in the Consolidated Statements of Earnings and Comprehensive Income. See Note 9 of the Notes to Consolidated Financial Statements.

For the fiscal year ended September 30, 2012, our prior Household Products restructuring activities generated pre-tax income of $6.8, which was driven by the gain on the sale of our former battery manufacturing facility in Switzerland. This plant was closed in fiscal 2011. This gain was partially offset by $6.0 of additional restructuring costs in fiscal 2012. These costs, net of the gain on the sale of the former manufacturing facility in fiscal 2012, are included as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income. For the fiscal year ended September 30, 2011, the prior Household Products Restructuring initiatives resulted in pre-tax expense of $79.0, which was also recorded as a separate line item on the Consolidated Statements of Earnings and Comprehensive Income. See Note 3 of the Notes to Consolidated Financial Statements.

In fiscal 2013 and fiscal 2011, the Company recorded expense of $6.3 and $1.8, respectively, related to the devaluation of Venezuelan Bolivar Fuerte to the U.S. dollar. These impacts, which are included in Other financing items, net on the Consolidated Statements of Earnings and Comprehensive Income, are not considered in the evaluation of segment profit. However, normal operating results in Venezuela, such as sales, gross profit and spending remain part of reported segment totals. See Note 4 of the Notes to Consolidated Financial Statements.

In fiscal 2011, the Company completed the issuance of $600.0 principal amount of 4.70% Senior Notes due May 2021, with interest paid semi-annually beginning November, 2011. The vast majority of the proceeds of the offering were used to repay existing indebtedness including the early redemption of certain private placement notes. The early retirement of the certain private placement notes resulted in the payment of "make whole" premiums totaling $19.9, pre-tax, which are reflected as a separate line item in the Consolidated Statement of Earnings as well as the reconciliation of segment results to total earnings before income taxes included in this footnote. See Note 11 of the Notes to Consolidated Financial Statements.

The presentation for inventory write-up, which was $7 in fiscal 2011 related to the write-up and subsequent sale of inventory acquired in the ASR transaction, acquisition transaction and integration costs, and substantially all restructuring and realignment costs, reflects management's view on how it evaluates segment performance.

Corporate assets shown in the following table include all cash and cash equivalents, financial instruments and deferred tax assets that are managed outside of operating segments.

The following table provides segment information for the years ended or at September 30 for the periods presented:

Net Sales	2013	2012	2011
Personal Care	$2,448.9	$2,479.5	$2,449.7
Household Products	2,017.1	2,087.7	2,196.0
Total net sales	$4,466.0	$4,567.2	$4,645.7

	2013	2012	2011
Personal Care	$475.2	$470.7	$408.4
Household Products	440.6	400.2	410.6
Total segment profit	915.8	870.9	819.0
General corporate and other expenses	(141.5)	(151.7)	(119.9)
2013 restructuring (1)	(150.6)	(7.3)	—
Net pension/post-retirement gains	107.6	—	—
Prior restructuring	—	6.8	(79.0)
Acquisition inventory valuation	—	—	(7.0)
ASR integration/transaction costs	(2.5)	(8.4)	(13.5)
Amortization of intangibles	(20.1)	(22.7)	(21.3)
Venezuela devaluation/other impacts	(6.3)	—	(1.8)
Cost of early debt retirements	—	—	(19.9)
Interest and other financing items	(134.5)	(122.2)	(150.6)
Total earnings before income taxes	$567.9	$565.4	$406.0

Depreciation and Amortization
Personal Care	$72.7	$82.0	$78.9
Household Products	53.3	54.7	63.5
Total segment depreciation and amortization	126.0	136.7	142.4
Corporate	61.4	25.5	38.9
Total depreciation and amortization	$187.4	$162.2	$181.3

Total Assets
Personal Care	$1,208.3	$1,278.4
Household Products	1,033.0	1,134.4
Total segment assets	2,241.3	2,412.8
Corporate	1,164.8	995.2
Goodwill and other intangible assets, net	3,311.3	3,323.2
Total assets	$6,717.4	$6,731.2

Capital Expenditures
Personal Care	$54.3	$58.3	$61.0
Household Products	17.8	38.1	36.6
Total segment capital expenditures	72.1	96.4	97.6
Corporate	18.5	14.6	0.4
Total capital expenditures	$90.6	$111.0	$98.0

(1) Includes pre-tax costs $5.2, for the twelve months ended September 30, 2013, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Additionally, this includes pre-tax costs of $6.1 for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income.

Geographic segment information on a legal entity basis for the years ended September 30:

	2013	2012	2011
Net Sales to Customers
United States	$2,257.5	$2,355.0	$2,341.9
International	2,208.5	2,212.2	2,303.8
Total net sales	$4,466.0	$4,567.2	$4,645.7

Long-Lived Assets
United States	$503.5	$581.1
Germany	79.4	81.5
Singapore	86.9	89.8
Other International	167.9	133.0
Total long-lived assets excluding goodwill and intangibles	$837.7	$885.4

The Company’s international net sales are derived from customers in numerous countries, with sales to customers in Canada representing 5.2% of the Company's total net sales in fiscal 2013, and 5.3% in 2012 and 2011, respectively. Net sales to customers in all other individual foreign countries represented less than 5% of the Company’s total net sales for each of the three years presented.

Supplemental product information is presented below for net sales for the years ended September 30:

	2013	2012	2011
Net Sales
Wet Shave	$1,619.0	$1,644.2	$1,598.1
Alkaline batteries	1,245.9	1,263.4	1,311.7
Other batteries and lighting products	771.2	824.3	884.3
Skin Care	429.0	430.2	425.6
Feminine Care	177.1	178.3	187.2
Infant Care	169.2	180.3	198.0
Other personal care products	54.6	46.5	40.8
Total net sales	$4,466.0	$4,567.2	$4,645.7